Balances and transactions with related parties: Compensation of key personnel (Details) - Key Management - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties:
Short-term salaries and other benefits paid to key personnel (Note 18.17)	$ 109,747	$ 119,202	$ 84,642
Directors' remuneration expense	$ 9,146	$ 8,695	$ 4,974